Operations - Additional Information (Details) R$ in Thousands	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Aug. 12, 2020 $ / shares
Disclosure of joint operations [line items]
Number of shares authorized (in shares) | shares		630,000,000
Par value per share (in dollars per share) | $ / shares	$ 0.000079365
Retained earnings (accumulated losses)		R$ 1,168,862	R$ (423,203)
Recoverable taxes		146,339	150,956
Current assets		37,152,601	30,659,203
Deferred tax assets		664,492	679,971
Intangible assets		8,794,919	8,632,332	R$ 8,277,518
Non-current assets		11,540,960	11,586,237
Assets		48,693,561	42,245,440
Deferred tax liabilities		546,514	500,247
Other liabilities		410,504	610,567
Non-current liabilities		4,874,855	4,121,277
Liabilities		34,017,601	29,295,416
Capital reserve		14,056,484	13,818,819
Equity attributable to owners of parent		14,622,264	12,893,906
Non-controlling interests		53,696	56,118
Equity		14,675,960	12,950,024	R$ 13,627,220	R$ 14,992,025
Equity and liabilities		R$ 48,693,561	R$ 42,245,440
Class B common stock | HR Holdings LLC
Disclosure of joint operations [line items]
Percentage of equity interest acquired		31.00%
Class A common stock
Disclosure of joint operations [line items]
Par value per share (in dollars per share) | $ / shares						$ 0.000079365